Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (1,459,183)	$ (6,689,157)	$ (6,241,404)	$ (8,148,340)	$ (7,132,464)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	142,940	573,541	421,811	716,481	551,767
Stock-based compensation	275,806	1,147,155	1,740,446	1,422,961	1,749,446
R&D expenses transferred from inventory and construction in progress		732,828		732,828
Changes in operating assets and liabilities:
Accounts receivable		(1,745,000)		(1,745,000)
Inventories			1,230		1,055
Prepaid expenses	(210)	(1,116,521)	(262,878)	(1,116,731)	(521,949)
Other receivable - related party	46,743		162,335	(53,324)	162,335
Other receivable - others	(14,901)	424,675	181,278	409,774	(318)
Temporary deposit - related party		(100,067)
Other current assets	5,389	(10,134)		(4,745)
Deposits - related party	(7,566)	80	6,511	(66)	2,570
Deposits - others	(146)	43,392	660,132	35,826	660,132
Accounts payable		1,650,000		1,650,000
Accrued expenses	243,539	(469,049)	450,419	(225,510)	506,822
Other payable - related parties	217,183	(350,280)	(2,350,334)	(133,097)	(2,373,180)
Other payable - others	182,850	(695,276)	216,945	(512,426)	392,299
Net Cash Used for Operating Activities	(367,556)	(6,603,813)	(5,013,509)	(6,971,369)	(6,001,485)
Cash Flows from Investing Activities
Prepaid investment			360,000
Prepayment on land and satellite equipment		(33,850,000)		(33,850,000)
Purchase of property and equipment	(6,352)	(762,670)	(273,015)	(769,022)	(273,015)
Acquisitions of goodwill		(24,798)		(24,798)
Net Cash Provided by (Used for) Investing Activities	(6,352)	(34,637,468)	86,985	(34,643,820)	(273,015)
Cash Flows from Financing Activities
Proceeds from (Repayment of) short-term bank loan		(10,000)	10,000	(10,000)	10,000
Proceeds from (Repayment of) short-term loan - related party	325,040	(325,040)
Proceeds from issuance of common stock		41,262,899	2,887,428	41,318,899	5,839,901
Payment on repurchase of restricted stock		(700)		(700)
Proceeds from subscribed capital	56,000		1,527,513		75,040
Issuance of stock warrant	26,667	223,700	30,000	250,367	60,000
Net Cash Provided by Financing Activities	407,707	41,150,859	4,454,941	41,558,566	5,984,941
Net (Decrease) Increase in Cash	33,799	(90,422)	(471,583)	(56,623)	(289,559)
Cash from acquired subsidiaries			2,354		2,354
Cash, Beginning of Period	21,504	58,237	490,840	21,504	312,173
Foreign Currency Translation Effect on Cash	2,934	120,494	(107)	123,428	(3,464)
Cash, End of Period	58,237	88,309	21,504	88,309	21,504
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes		4,061	6,239	4,061	6,239
Cash paid during the period for interest	113	2,008	131	2,121	131
Non-cash Operating and Financing Activities:
Construction in progress transferred to other receivable					410,000
Restricted stock deposit liability transferred to (from) common stock	42	(1,686)	2,315	(1,644)	3,287
Other payable to related parties transferred to subscribed capital			2,027,400		2,027,400
Total payment for acquisition of subsidiaries
Cash		14,527	5,704	14,527	5,704
Prepaid expenses		4,317	16,500	4,317	16,500
Other receivable - related party		43,448	210,259	43,448	210,259
Property and equipment - net			5,152		5,152
Goodwill		24,798	344,594	24,798	344,594
Accrued expenses			(60,640)		(60,640)
Other payable			(518,219)		(518,219)
Total payment for acquisition of subsidiaries		$ 87,090	$ 3,350	$ 87,090	$ 3,350